Sidley Austin LLP 787 Seventh Avenue New York, NY 10019 +1 212 839 5300 +1 212 839 5599 Fax AMERICA • ASIA PACIFIC • EUROPE

VIA EDGAR

August 30, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Victory Portfolios II – File Nos.: 033-08982; 811-04852

Ladies and Gentlemen:

Victory Portfolios II (the “Registrant”) is filing via EDGAR Post-Effective Amendment No. 95 under the Securities Act of 1933, as amended, and Amendment No. 96 under the Investment Company Act of 1940, as amended, to its Registration Statement on Form N-1A (the “Amendment”).  The Registrant is filing the Amendment only with respect to the: (1) VictoryShares USAA MSCI USA Value Momentum ETF; (2) VictoryShares USAA MSCI USA Small Cap Value Momentum ETF; (3) VictoryShares USAA MSCI International Value Momentum ETF; and (4) VictoryShares USAA MSCI Emerging Markets Value Momentum ETF) (the “Funds”).

The primary purpose of the Amendment is to revise the Funds’ investment objectives and principal investment strategies to reflect the Funds’ indices changes from MSCI indices to Nasdaq Victory indices. The Registrant notes that the Funds’ investment objectives seek to provide investment results that closely correspond, before fees and expenses, to the performance of their indices.

In accordance with the guidance provided by Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”), we hereby request selective review of the Amendment limited to those disclosure items included in the Funds’ investment objectives and principal investment strategies that have changed since the filing of Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed on October 26, 2021.

We believe the selective review would serve to expedite the review process for the Funds as well as use the SEC staff’s time more efficiently.  Pursuant to the requirements of IC-13768, the Registrant will file a copy of this letter with the Amendment.

If you have any questions concerning the filing, please call me at 212-839-8600.

Very truly yours,

/s/ Jay G. Baris

cc:

John L. Kelly, Chair of the Board

Christopher K. Dyer, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Sean Fox, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc.

Nathan J. Greene, Sidley Austin LLP

Matthew J. Kutner, Sidley Austin LLP

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